JPMorgan Small Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.05%	8.23%	7.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.35%	8.88%	8.04%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	9.69%	8.76%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.93%	7.44%	6.94%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	7.26%	6.71%